PREMISES AND EQUIPMENT, NET - Premises and equipment total (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PREMISES AND EQUIPMENT, NET
Beginning Balance	$ 4,302,304	$ 3,827,865
Additions	1,682,212	1,166,967
Expenses depreciation	(466,179)	(360,703)
Disposals	(256,646)	(93,246)
Assets classified as held for sale	(259,781)	(267,929)
Effect of changes in foreign exchange rate	98,742	29,350
Ending Balance	5,100,652	4,302,304
Contractual commitments	158,128
Fully depreciated property and equipment that is still in use	622,589	563,625
Gross carrying amount
PREMISES AND EQUIPMENT, NET
Beginning Balance	6,219,926	5,670,387
Additions	1,682,212	1,181,198
Disposals	(486,682)	(286,648)
Assets classified as held for sale	(406,171)	(409,627)
Effect of changes in foreign exchange rate	202,266	64,616
Ending Balance	7,211,551	6,219,926
Accumulated depreciation
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,917,622)	(1,842,522)
Additions		(14,231)
Expenses depreciation	(466,179)	(360,703)
Disposals	230,036	193,402
Assets classified as held for sale	146,390	141,698
Effect of changes in foreign exchange rate	(103,524)	(35,266)
Ending Balance	$ (2,110,899)	$ (1,917,622)